CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Revenues	$ 702,882	$ 637,379	$ 430,258
Cost of revenues
Cost of services	(145,739)	(102,488)	(80,863)
Total cost of revenues	(145,739)	(102,488)	(80,863)
Gross profit	557,143	534,891	349,395
Operating (expenses) income
Selling expenses	(147,874)	(101,935)	(80,056)
General and administrative expenses	(100,571)	(83,384)	(70,780)
Other income	835	786
Operating income	309,533	350,358	198,559
Foreign exchange gain (loss)	(44)	3	90
Interest income	43,857	27,803	19,406
Interest expenses	(17,308)	(14,675)	(11,630)
Realized gain on available-for-sale security (including accumulated other comprehensive income reclassifications for unrealized gain on available-for-sale security of nil, US$821 and nil for the years ended December 31, 2012, 2013 and 2014, respectively)		821
Government grants	7,205	4,031	1,298
Other-than-temporary impairment on available-for-sale securities	(8,417)		(14)
Gain on bargain purchase		102
Income before income taxes and noncontrolling interests	334,826	368,443	207,709
Income tax expenses	(81,609)	(69,781)	(55,905)
Net income	253,217	298,662	151,804
Net (loss) income attributable to noncontrolling interests		53	(6)
Net income attributable to SouFun Holdings Limited's shareholders	253,217	298,609	151,810
Other comprehensive income, before tax
Foreign currency translation adjustments	(4,323)	20,150	1,378
Unrealized gain on available-for-sale securities	10,508	78	743
Reclassification adjustment for gain included in net income		(821)
Other comprehensive income, before tax	6,185	19,407	2,121
Income tax expense related to components of other comprehensive income
Other comprehensive income, net of tax	6,185	19,407	2,121
Comprehensive income	259,402	318,069	153,925
Comprehensive (loss) income attributable to noncontrolling interests		53	(6)
Comprehensive income attributable to SouFun Holdings Limited's shareholders	259,402	318,016	153,931
Earnings per share for Class A and Class B ordinary shares
Basic	$ 3.08	$ 3.82	$ 1.96
Diluted	$ 2.87	$ 3.54	$ 1.85
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	82,163,135	78,101,205	77,365,156
Diluted	92,208,620	84,602,678	81,924,565
Marketing Services [Member]
Revenues
Revenues	294,484	278,322	249,861
E Commerce Services [Member]
Revenues
Revenues	244,344	188,107	102,162
Listing Services [Member]
Revenues
Revenues	145,654	161,547	72,874
Other value-added Services [Member]
Revenues
Other Revenues	$ 18,400	$ 9,403	$ 5,361